ASSET RETIREMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Asset Retirement Obligation Disclosure [Abstract]
Changes in asset retirement obligations
Changes in the asset retirement obligations were as follows:

Total asset retirement obligations at December 31, 2011	$-
Accretion for the period	-
Sites added during the period	-
Revisions in estimated cash flows	-
Expenditures for the period	-
Total asset retirement obligations at December 31, 2012	-
Accretion for the period	37
Sites added during the period	942
Revisions in estimated cash flows	-
Expenditures for the period	-
Total asset retirement obligations at December 31, 2013	$979
Less current portion	-
Long-term portion	$979